Other Items (Tables)	12 Months Ended
Dec. 31, 2012
Other Items [Abstract]
Property, plant and equipment
Property, plant and equipment, net consisted of the following:

(in millions)
	December 31,
	2012	2011
Land and buildings	$138.0	$121.8
Machinery and equipment	160.9	146.9
Computer equipment and software	52.5	43.7
Furniture and fixtures	40.8	34.9
Construction in progress	17.3	14.8

	409.5	362.1
Accumulated depreciation and amortization	(223.5)	(201.6)

	$186.0	$160.5

Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consisted of the following:

(in millions)
	December 31,
	2012	2011

Salary and related expenses	$18.0	$24.3
Advertising accrual	10.5	7.0
Accrued sales and value added taxes	7.0	8.5
Professional fees	5.3	3.2
Sales returns	5.1	5.3
Warranty accrual	4.8	4.3
Other	33.6	24.0

	$84.3	$76.6

Accumulated other comprehensive income
Accumulated other comprehensive loss consisted of the following:

(in millions)
	December 31,
	2012	2011
Derivative instruments accounted for as hedges, net of tax of $1.7 and $1.0	$(2.7)	$(1.6)
Foreign currency translation, net of tax of $2.7	(4.9)	(13.1)
Accumulated other comprehensive loss	$(7.6)	$(14.7)